Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Taxes

Pre-tax (loss) income from continuing operations for the six months ended June 30, 2020 and 2019 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
PRC	$(7,160,850)	$(1,363,583)
Other	(849,700)	(729,187)
Total loss before income taxes	$(8,010,550)	$(2,092,770)

Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
Current taxes	$(69,858)	$(270,747)
Income tax benefit	$(69,858)	$(270,747)

Schedule of Effective Income Tax Rate Reconciliation

Current income tax benefit was recorded in 2020 and 2019 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit) expense	$(2,002,638)	$(523,193)
Tax rate differential benefit from tax holiday	801,931	131,583
Permanent differences	117,180	(179,474)
Tax effect of deductible temporary differences not recognized	801,244	118,040
Non-deductible tax loss	212,425	182,297
Income tax benefit	$(69,858)	$(270,747)

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	(Unaudited)
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Allowance for credit losses	$2,416,762	$-	$1,670,652	$-
Loss carry-forwards	2,930,855	-	2,326,787	-
Fixed assets	23,028	(241,255)	22,635	(243,517)
Inventory valuation	365,104	-	332,760	-
Long-term investments	5,305	-	5,381	-
Intangible assets	-	124,124	-	125,887
Gross deferred tax assets and liabilities	5,741,054	(117,131)	4,358,215	(117,630)
Valuation allowance	(5,623,923)	-	(4,240,585)	-
Total deferred tax assets and liabilities	$117,131	$(117,131)	$117,630	$(117,630)